Taxation - Earliest Open Tax Year (Details)	12 Months Ended
Dec. 31, 2017
Angola
Income Tax Examination [Line Items]
Earliest Open Year	2015
Nigeria
Income Tax Examination [Line Items]
Earliest Open Year	2014
United States
Income Tax Examination [Line Items]
Earliest Open Year	2014
Norway
Income Tax Examination [Line Items]
Earliest Open Year	2013
Spain
Income Tax Examination [Line Items]
Earliest Open Year	2008